Loans to customers (Details 5) - Credit Allowance Changes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year	$ 76,454	$ 68,926	$ 10,532
Transfers from Stage 1 to Stage 2	(7,551)	(6,642)	(780)
Transfers from Stage 2 to Stage 1	16,983	5,946	685
Transfers to Stage 3	(20,574)	(18,294)	(1,212)
Transfers from Stage 3	4,117	647	16
Write-offs
Net increase of loss allowance	68,198	21,986	62,363
New originations (a)	385,391	217,837	159,299
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	(314,926)	(212,730)	(93,269)
Changes to models used in calculation (b)	(2,267)	16,879	(3,667)
Effect of changes in exchange rates (OCI)	7,714	3,885	(2,678)
Loss allowance at end of the year	145,341	76,454	68,926
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year	148,233	72,935	7,136
Transfers from Stage 1 to Stage 2	7,551	6,642	780
Transfers from Stage 2 to Stage 1	(16,983)	(5,946)	(685)
Transfers to Stage 3	(111,067)	(60,238)	(904)
Transfers from Stage 3	4,943	619	142
Write-offs
Net increase of loss allowance	177,680	131,510	69,152
New originations (a)	82,037	45,537	28,281
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	100,038	82,776	35,759
Changes to models used in calculation (b)	(4,395)	3,197	5,112
Effect of changes in exchange rates (OCI)	13,625	2,711	(2,686)
Loss allowance at end of the year	223,982	148,233	72,935
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year	75,536	55,675	8,542
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3	131,641	78,532	2,116
Transfers from Stage 3	(9,060)	(1,266)	(158)
Write-offs	(451,387)	(408,605)	(13,223)
Net increase of loss allowance	388,478	348,347	60,563
New originations (a)	18,674	9,176	6,237
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	371,982	337,509	54,297
Changes to models used in calculation (b)	(2,178)	1,662	29
Effect of changes in exchange rates (OCI)	7,603	2,853	(2,165)
Loss allowance at end of the year	142,811	75,536	55,675
Total [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year	300,223	197,536	26,210
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3
Transfers from Stage 3
Write-offs	(451,387)	(408,605)	(13,223)
Net increase of loss allowance	634,356	501,843	192,078
New originations (a)	486,102	272,550	193,817
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	157,094	207,555	(3,213)
Changes to models used in calculation (b)	(8,840)	21,738	1,474
Effect of changes in exchange rates (OCI)	28,942	9,449	(7,529)
Loss allowance at end of the year	$ 512,134	$ 300,223	$ 197,536